Intangible Assets - Summary of Probabilities of Success for Products (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	7.50%	8.10%
CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	4.60%	4.00%
CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	7.50%	8.10%
Phase I [member] | CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	100.00%	100.00%
Phase I [member] | CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	100.00%	100.00%
Phase I [member] | CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	100.00%	100.00%
Phase I to II [member] | CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	50.00%	62.00%
Phase I to II [member] | CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	49.00%	64.00%
Phase I to II [member] | CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	50.00%	62.00%
Phase II to III [member] | CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	28.00%	29.00%
Phase II to III [member] | CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	23.00%	23.00%
Phase II to III [member] | CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	28.00%	29.00%
Phase III to BLA [member] | CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	60.00%	53.00%
Phase III to BLA [member] | CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	43.00%	34.00%
Phase III to BLA [member] | CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	60.00%	53.00%
BLA to approval [member] | CYAD 02 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	90.00%	86.00%
BLA to approval [member] | CYAD-101 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	93.00%	80.00%
BLA to approval [member] | CYAD-211 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	90.00%	86.00%